PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets

	December 31, 2021	December 31, 2020
Prepaid expenses and other assets	$88.6	$76.3
Vehicle parts, supplies and inventory	82.0	$57.4
	$170.6	$133.7